Balances and Transactions with Interested and Related Parties (Details) - Schedule of Salaries and Benefits to Interested and Related Parties - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Salaries And Benefits To Interested And Related Parties Abstract
Salary and related benefits to CEO and director employed by the Company (controlling shareholder) including cost of share-based payment	[1]	$ 132
Fees of directors not employed by the Company including cost of share-based payment	[2]	566	312	289
Salary and related benefits to formerly Deputy CEO including cost of share-based payment	[3]	811	3,872	1,571
Salary and related benefits to the former VP Human Resources including cost of share-based payment	[4]	28	1,140	544
Salary and related benefits to formerly Chairman of the Board including cost of share-based payment	[5],[6]		2,355	832
Salary and related benefits to formerly Deputy CEO and COO including cost of share-based paymen	[5],[7]		1,777	803
Total salary		$ 1,537	$ 9,456	$ 4,039

[1]	Relates to the cost of employment of Mr. Noah Hershkovitz, director of the company as of October 3, 2023 and CEO of the Company as of December 4, 2023.
[2]	Other interested and related parties.
[3]	Relates to the cost of employment of Mr. Uzi Moskowitz director and former CEO in the Company, who no longer serves as the CEO of Company since December 4, 2023. and Eyal Moshe former director and former CEO of the Company who is also controlling shareholder in the Company, excluding any misappropriates expenses. Mr. Moshe ceased his role as CEO on February 2, 2023, and his employment was terminated effective July 24, 2023 for cause in connection with these unauthorized expenses.
[4]	Relates to the cost of employment of Ms. Ayelet Bitan, Chief of Staff in the Company and the spouse of Mr. Eyal Moshe, a controlling shareholder in the Company, excluding any allegedly misappropriated expenses as detailed in Note 1e. Ms. Bitan resigned in February 2023.
[5]	Key management personnel.
[6]	Relates to the cost of employment of Dr. Zigmund Bluvband, formerly the Chairman of the Company’s Board. Dr. Zigmund no longer works at the Company since April 30, 2022.
[7]	Relates to the cost of employment of Mr. Dotan Moshe, former Deputy CEO and COO in the Company, who is also the son-in-law of Dr. Zigmund Bluvband. Mr. Dotan no longer works at the Company since May 15, 2022. In February 2023 he began consulting the company.